Note 14 - Series B preferred stock warrants activity (Details) (Series B Preferred Stock Warrants, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Series B Preferred Stock Warrants
Options Outstanding, Beginning	4,349,339	4,349,339
Options expired
Options cancelled
Options granted
Options exercised
Options Outstanding, Ending	4,349,339	4,349,339
Weighted Average Exercise Price, Beginning	$ 0.41	$ 0.41
Weighted Average Exercise Price, Options expired
Weighted Average Exercise Price, Options cancelled
Weighted Average Exercise Price, Options granted
Weighted Average Exercise Price, Options exercised
Weighted Average Exercise Price, Ending	$ 0.41	$ 0.41
Options Exercisable, Ending	4,349,339
Weighted Average Exercise Price, Options Exercisable	$ 0.41